Purchase Commitments and Minimum Rental Commitments Under Non-Cancelable Operating Leases (Details) $ in Thousands	Jun. 28, 2015 USD ($)
Commitments And Contingencies Disclosure [Abstract]
Purchase commitments, 2016	$ 12,987
Purchase commitments, 2017	11,335
Purchase commitments, 2018	10,503
Purchase commitments, 2019	4,791
Minimum rental commitments, 2016	305
Minimum rental commitments, 2017	247
Minimum rental commitments, 2018	210
Minimum rental commitments, 2019	$ 83